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                       Metropolitan Life Insurance Company
                           1095 Avenue of the Americas
                               New York, NY 10010

Myra Saul
Associate General Counsel
Law Department
Tel: 212 578-5334
Fax: 212 578-1622

EDGAR FILING
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

May 2, 2012

Re:  MetLife Investors USA Separate Account A
     Post-Effective Amendment No. 23 to Form N-4
     Registration No. 033-37128/811-03365
     Statement of Additional Information for Group Flexible Payment Fixed and Variable Annuity Contracts

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") the MetLife Investors USA Separate Account A Statement of Additional Information dated April 30, 2012, which was filed electronically on April 13, 2012 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Myra L. Saul
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Myra L. Saul
Associate General Counsel